United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-3266

                      (Investment Company Act File Number)


                Federated Government Income Securities, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

     Principal
     Amount                                                                          Value

                              U.S. TREASURY--22.2%
$    15,000,000  (1)  Notes, 3.750%, 3/31/2007                       $             14,866,250
     4,400,000        Notes, 3.625%, 4/30/2007 - 1/15/2010                         4,349,708
     13,000,000  (1)  Notes, 3.000%, 2/15/2008                                     12,617,372
     13,000,000  (1)  Notes, 3.250%, 8/15/2008                                     12,620,539
     850,000          Notes, 3.125%, 4/15/2009                                      815,894
     1,500,000        Notes, 3.500%, 8/15/2009                                     1,453,002
     21,750,000  (1)  Notes, 4.000%, 4/15/2010                                     21,378,878
     15,000,000  (1)  Notes, 4.250%, 8/15/2013                                     14,747,371
     8,325,760        U.S. Treasury Inflation Protected Note,
                      1.625%, 1/15/2015                                            7,981,997
     7,250,000   (1)  Notes, 4.125%, 5/15/2015                                     7,019,088
     10,200,000  (1)  Bonds, 7.250%, 5/15/2016                                     12,392,349
     16,200,000  (1)  Bonds, 8.125%, 5/15/2021 - 8/15/2021                         22,080,682
     6,500,000   (1)  Bonds, 6.875%, 8/15/2025                                     8,194,381
     9,000,000   (1)  Bonds, 5.375%, 2/15/2031                                     9,890,156
                          TOTAL U.S. TREASURY (IDENTIFIED COST
                          $150,636,622)                                           150,407,667

                           GOVERNMENT AGENCIES--14.2%
                      Federal Home Loan Bank System--3.2%
     20,000,000       3.750%, 1/16/2007                                            19,804,540
     2,200,000        3.875%, 6/8/2007                                             2,172,369
                          TOTAL                                                    21,976,909
                      Federal Home Loan Mortgage Corporation---9.0%
     20,000,000       4.125%, 4/2/2007                                             19,847,424
     24,000,000       4.250%, 6/23/2008                                            23,697,379
     15,000,000       5.000%, 11/1/2010                                            14,821,642
     2,500,000        5.625%, 11/23/2035                                           2,468,582
                          TOTAL                                                    60,835,027
                      Federal National Mortgage Association---2.0%
     3,500,000        3.375%, 5/15/2007                                            3,425,487
     10,000,000       4.000%, 12/14/2007                                           9,851,930
                          TOTAL                                                    13,277,417
                          TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                          $96,639,251)                                             96,089,353

                      MORTGAGE-BACKED SECURITIES--58.3%
                      Federal Home Loan Mortgage Corporation---20.5%
     45,960,880       5.000%, 8/1/2018 - 4/1/2034                                  44,655,812
     75,402,042       5.500%, 8/1/2019 - 12/1/2035                                 74,687,881
     3,338,959        6.000%, 9/1/2032                                             3,366,169
     13,264,249       7.000%, 9/1/2030 - 4/1/2032                                  13,815,131
     1,367,592        7.500%, 6/1/2007 - 12/1/2015                                 1,436,830
     419,151          8.000%, 2/1/2031                                               449,801
                          TOTAL                                                   138,411,624
                      Federal National Mortgage Association---34.8%
     39,408,519       4.500%, 4/1/2019 - 6/1/2019                                  38,129,038
     64,992,316       5.000%, 9/1/2017 - 5/1/2034                                  63,362,541
     53,200,431       5.500%, 3/1/2023 - 12/1/2035                                 52,523,770
     53,021,095       6.000%, 5/1/2016 - 10/1/2035                                 53,450,302
     22,216,232       6.500%, 8/1/2032 - 12/1/2035                                 22,779,061
     1,045,378        7.000%, 1/1/2031 - 3/1/2032                                  1,092,182
     2,785,316        7.500%, 7/1/2028 - 2/1/2030                                  2,934,922
     714,545          8.000%, 2/1/2030 - 1/1/2031                                   768,211
                          TOTAL                                                   235,040,027
                      Government National Mortgage Association---3.0%
     13,836,457       5.000%, 4/15/2033 - 6/15/2034                                13,557,974
     553,716          5.500%, 12/20/2014 - 5/20/2018                                558,017
     358,908          6.000%, 12/15/2013 - 5/15/2024                                367,915
     281,604          6.500%, 9/15/2013 - 5/20/2016                                 291,335
     506,669          7.000%, 4/20/2016 - 10/15/2028                                532,670
     543,355          7.500%, 7/15/2029 - 1/15/2031                                 574,972
     80,147           8.000%, 6/15/2017                                              84,621
     230,493          8.500%, 12/15/2029 - 11/15/2030                               247,744
     18,467           9.000%, 2/15/2009                                              19,227
     832,234          10.500%, 3/15/2016                                            944,874
     534,825          11.000%, 1/15/2010 - 10/15/2019                               614,546
     1,700,853        12.000%, 5/15/2011 - 1/15/2016                               1,968,662
     644,466          12.500%, 4/15/2010 - 7/15/2015                                740,048
     96,709           13.000%, 3/15/2011 - 11/15/2014                               112,791
                          TOTAL                                                    20,615,396
                          TOTAL MORTGAGE-BACKED SECURITIES
                          (IDENTIFIED COST $396,656,946)                          394,067,047

                      COLLATERALIZED MORTGAGE OBLIGATIONS--4.5%
     6,400,092        CHASE Mortgage Finance Corp. 2003-S14, Class
                      1A1, 5.000%, 1/25/2034                                       6,121,657
     5,541,479        First Horizon Mortgage Pass-Through Trust
                      2003-5, Class 1A14, 5.500%, 7/25/2033                        5,422,466
     8,222,346        First Horizon Mortgage Pass-Through Trust
                      2004-AR6, Class 4A1, 5.592%, 11/25/2034                      8,180,325
     5,911,768        Wells Fargo Mortgage Backed Securities Trust
                      2003-18, Class A1, 5.500%, 12/25/2033                        5,784,792
     4,748,566        Wells Fargo Mortgage Backed Securities Trust
                      2004-DD, Class 1A1, 4.630%, 1/25/2035                        4,668,954
                          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          (IDENTIFIED COST $30,029,110)                            30,178,194

                      REPURCHASE AGREEMENTS--3.7%
     7,129,000        Interest in $3,275,000,000 joint repurchase
                      agreement 4.04%, dated 11/30/2005 under which
                      Bank of America N.A. will repurchase a U.S.
                      Government Agency security with a maturity of
                      7/1/2035 for $3,275,367,528 on 12/1/2005.  The
                      market value of the underlying security at the
                      end of the period was $3,340,500,000                         7,129,000
     18,100,000  (2)  Interest in $115,000,000 joint repurchase agreement 4.04%, dated 11/14/2005 under which
                      Morgan Stanley & Co., Inc., will repurchase a
                      U.S. Government Agency security with a
                      maturity of 11/1/2034 for $115,374,261 on
                      12/13/2005.  The market value of the
                      underlying security at the end of the period
                      was $117,825,686                                             18,100,000
                          TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED
                          COST)                                                    25,229,000
                          TOTAL INVESTMENTS--102.9%
                      ===============================================
                          (IDENTIFIED COST $699,190,929)(3)                       695,971,261
                          OTHER ASSETS AND LIABILITIES---NET--(2.9)%              (19,712,995)
                          TOTAL NET ASSETS---100%                    $            676,258,266


     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
     2 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven days' notice.
     3 At November 30, 2005, the cost of investments for federal tax purposes was $700,092,984. The net unrealized depreciation of investments for federal tax purposes was $4,121,723. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,843,926 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,965,649.



Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purhase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Government Income Securities, Inc.

By          /S/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer


Date        January 24, 2006